Note 9 - Long-term Bank Loans	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Long-term Debt [Text Block]
9.	Long-Term Bank Loans

These consist of bank loans of the ship-owning companies and are as follows:

Borrower		December 31, 2020	December 31, 2021
Joanna Maritime Ltd. / Jonathan John Shipping Ltd. / Corfu Navigation Ltd. / Bridge Shipping Ltd. / Noumea Shipping Ltd. / Gregos Shipping Ltd.	(a)	24,625,000	-
Noumea Shipping Ltd. / Gregos Shipping Ltd.	(a)	-	9,375,000
Diamantis Shipowners Ltd.	(b)	3,026,300	2,384,460
Kea Shipowners Ltd. / Spetses Shipowners Ltd. / Hydra Shipowners Ltd.	(c)	11,150,000	8,450,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(d)	28,500,000	40,300,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	(e)	-	9,500,000
Jonathan Shipowners Ltd.	(f)	-	15,000,000
Marcos Shipping Ltd.	(g)	-	34,000,000
		67,301,300	119,009,460
Less: Current portion		(20,891,840)	29,284,460
Long-term portion		46,409,460	89,725,000
Deferred charges, current portion		246,520	250,411
Deferred charges, long-term portion		189,432	720,049
Long-term bank loans, current portion net of deferred charges		20,645,320	29,034,049
Long-term bank loans, long-term portion net of deferred charges		46,220,028	89,004,951

Loan from related party, current
Euroseas Ltd.	(h)	2,500,000	-

The future annual loan repayments are as follows:

To December 31:
2022	29,284,460
2023	51,765,000
2024	18,440,000
2025	19,520,000
Total	119,009,460

(a)

On November 21, 2018, the Company signed a reducing revolving credit facility with Eurobank Ergasias S.A. (the “Lender”) for an amount of up to $45,000,000. A loan of $30,000,000 was drawn on November 21, 2018 to fully refinance all of the Company’s existing facilities with this bank and provide working capital. As of December 31, 2020, and following the sale of five vessels used as collateral during 2020 (see below) the borrowers of the specific tranche were Joanna Maritime Ltd., Jonathan John Shipping Ltd., Corfu Navigation Ltd. and Bridge Shipping Ltd. The revolving tranche was available for a period of 18 months from signing of the loan agreement for the purpose of partly financing new vessel acquisitions or providing working capital and could be renewed subject to the bank’s approval and a fee to be determined. The loan was payable in 12 equal consecutive quarterly principal installments of $900,000 followed by a balloon amount of $19,200,000 to be paid together with the last principal installment in November 2021. The interest rate margin was 3.90% over LIBOR, reduced from 4.40% as described below.

Each quarterly principal instalment paid was added to the revolving tranche and could be redrawn. The remaining $7,350,000 of the revolving facility, after including principal repayments up to December 31, 2019, remained available to the Company in order to finance up to 55% of the market value of post 2001-built ships. The undrawn amount available under the revolving facility incurred an annual commitment of 0.40% and any amount drawn would incur a 1% underwriting fee. On June 26, 2020, the Lender signed with the borrower a second supplement letter according to which the undrawn committed amount under the abovementioned credit facility agreement was cancelled upon the borrower’s request. Additionally, the Lender agreed to defer the amount of $2,700,000 (the remaining three installments of 2020) to be repaid together with the balloon payment in November 2021.

Within the third and the fourth quarter of 2020 the Company sold five vessels used as collateral under the abovementioned credit facility agreement (M/V “Manolis P.”, M/V “EM Oinousses”, M/V “Kuo Hsiung”, M/V “Ninos” and M/V “EM Athens”). An aggregate amount of $11,750,000 was prepaid and all aforementioned vessels were released from their mortgages. Following the above prepayment, the quarterly principal installments were reduced to $400,000 and the balloon payment was reduced to $12,150,000 with the repayment of the loan resuming in February 2021.

On September 9, 2021 and November 19, 2021, Bridge Shipping Ltd. and Joanna Maritime Ltd., respectively, repaid their full amount of outstanding indebtedness amounting to $7.03 million by using the Company’s own funds and became unencumbered. At the same date Jonathan John Shipping Ltd. and Corfu Navigation Ltd. repaid also their indebtedness to the Lender using a new loan facility by Sinopac Capital International (HK) Limited as explained in note (f) below.

On May 30, 2019, the Lender made available to the Company two new ship-related (M/V “EM Astoria” and M/V “Evridiki G”) advances totaling $12.0 million or 55% of the aggregate market value of the two aforementioned vessels, with a simultaneous reduction of the margin of the loan, from 4.40% to 3.90% per annum. The Lender also agreed, during the remaining facility period, to reduce the amount held as cash collateral from $5.0 million to $1.0 million and release the balance in favor of the borrower. The loan was used to refinance the existing facilities of Noumea Shipping Ltd. and Gregos Shipping Ltd. and to provide working capital. The loan is payable in 16 equal consecutive quarterly principal installments of $375,000 followed by a balloon amount of $6,000,000 to be paid together with the last principal installment in May 2023. On June 26, 2020, the Lender agreed to defer the amount of $1,125,000 (the remaining three installments of 2020) to be repaid together with the balloon payment in May 2023, increasing the balloon amount to $7,125,000. The loan is secured with (i) first priority mortgages over M/V “Evridiki G” and M/V “EM Astoria”, (ii) first assignment of earnings and insurance of the aforementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid a loan arrangement fee of $32,000 within 2019 for this tranche. The security cover ratio covenant for the facility is set to 140%.

(b)	On July 29, 2019, the Company signed a term loan facility with Piraeus Bank S.A. (“Piraeus”) for an amount not exceeding the lesser between $4,000,000 and 90% of the scrap value of M/V “Diamantis P”. On July 31, 2019, a loan of $3,667,680 was drawn by Diamantis Shipping Ltd. to partly finance the acquisition of M/V “Diamantis P”. The loan is payable in twelve equal consecutive quarterly installments of $160,460 plus a balloon amount of $1,742,160 to be paid together with the last instalment in July 2022. The margin of the loan is 3.50% over LIBOR. The loan is secured with (i) first priority mortgage over M/V “Diamantis P”, (ii) first assignment of earnings and insurance of M/V “Diamantis P”, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to remaining loans of the Company. The Company paid a loan arrangement fee of $32,000 within 2019 for this loan. The security cover ratio covenant for the facility is set to 110% until the first anniversary of the drawdown date and 120% thereafter. On July 29, 2020, the Company signed a supplemental agreement with Piraeus under which it was agreed to defer the amount of $160,460, representing half of the installments of the third and the fourth quarter of 2020 to be repaid together with the balloon payment in July 2022, increasing the balloon amount to $1,902,620.

(c)

On July 30, 2019, the Company signed a term loan facility with HSBC Bank Plc. (“HSBC”) for an amount of $12,500,000. The loan was used to partly finance the acquisition of M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on August 8, 2019. The loan is payable in fourteen consecutive equal quarterly installments of $450,000 plus a balloon payment of $6,200,000 to be paid together with the last instalment in February 2023. The loan bears interest at LIBOR plus a margin of 2.95%. The loan is secured with (i) first priority mortgages over M/V “EM Hydra”, M/V “EM Kea” and M/V “EM Spetses” (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $62,500 within 2019 for this loan. The security cover ratio covenant for the facility is set to 130%. On September 30, 2020, the Company signed a supplemental agreement with HSBC under which it was agreed to defer the amount of $900,000, representing the installments of the third and the fourth quarter of 2020, to be repaid together with the balloon payment in February 2023, increasing the balloon amount to $7,100,000.

(d)

On November 8, 2019, the Company signed a term loan facility with Piraeus for an amount of $32,000,000. The loan was used to partly finance the acquisition of M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland”. The loan was drawn in tranches upon the delivery of each vessel to the Company with the last drawdown taking place on November 18, 2019. The loan is payable in three consecutive equal quarterly instalments of $1,400,000 followed by thirteen consecutive equal quarterly instalments of $800,000 and a balloon payment of $17,400,000 to paid together with the last instalment in November 2023. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with (i) first priority mortgages over M/V “Synergy Antwerp”, M/V “Synergy Busan”, M/V “Synergy Keelung” and M/V “Synergy Oakland” (ii) first assignment of earnings and insurance of the abovementioned vessels, (iii) a corporate guarantee of Euroseas Ltd. and other covenants and guarantees similar to the remaining loans of the Company. The Company paid loan arrangement fees of $352,000 within 2019 for this loan. The security cover ratio covenant for the facility is set to 125%. On July 7, 2020, the Company signed a supplemental agreement with Piraeus under which it was agreed to defer the amount of $1,500,000 from the installments of the third and the fourth quarter of 2020, to be repaid together with the balloon payment in November 2023, increasing the balloon amount to $18,900,000. On November 23, 2021, the Company paid the amount of $1,500,000 that was deferred according to the latest supplemental agreement reducing again the balloon of the loan to $17,400,000.

On November 26, 2021, the Company signed a new facility agreement with Piraeus in respect to the existing revolving facility and on November 29, 2021 drew the amount of $16,500,000 in order to finance general corporate needs of the Company. The loan is payable in sixteen consecutive quarterly instalments, the first four in the amount of $1,500,000 each, the next eleven in the amount of $560,000 each and a last instalment of $4,340,000. The loan bears interest at LIBOR plus a margin of 2.60%. The Company paid loan arrangement fees of $115,000 within 2021 for this loan. The security cover ratio covenant for the facility was set to 125%, the same with the existing facility.

(e)

On September 6, 2021, the Company signed a term loan facility with Sinopac Capital International (HK) Limited (“Sinopac”) for an amount of up to $10,000,000, in order to refinance the existing indebtedness of M/V “Aegean Express” and M/V “EM Corfu.”, amounting to $5,525,000 as of the date of refinancing, and for working capital purposes. The facility was available in two advances. Both advances of $3,500,000 and $6,500,000 were drawn on September 9, 2021 by Jonathan John Shipping Ltd. and Corfu Navigation Ltd. as the borrowers. The loan is payable in sixteen consecutive quarterly installments of $500,000 each, followed by a balloon payment of $2,000,000 to be paid together with the last installment in September 2025. The loan bears interest at LIBOR plus a margin of 3.50%. The loan is secured with the following: (i) first priority mortgages over M/V “Aegean Express” and M/V “EM Corfu”, (ii) first assignment of earnings and insurance of the abovementioned vessels and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $225,000 for this loan.

(f)

On October 22, 2021, the Company signed a term loan facility with HSBC, and on October 26, 2021, a loan of $15,000,000 was drawn by Jonathan Shipowners Ltd. in order to post-delivery finance part of the acquisition cost of M/V “Jonathan P” and to finance general corporate purposes of the Company. The loan is payable in twelve consecutive quarterly installments of $1,100,000 followed by a balloon payment of $1,800,000 payable together with the last installment in October 2024. The loan bears interest at LIBOR plus a margin of 2.35%. The loan is secured with the following: (i) first priority mortgage over M/V “Jonathan P”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 130%. The Company paid loan arrangement fees of $117,500 for this loan.

(g)

On December 14, 2021, the Company signed a term loan facility with Eurobank Ergasias S.A., and a loan of $34,000,000 was drawn by Marcos Shipping Ltd. in order to finance part of the acquisition cost of M/V “Marcos V”. The loan is payable in sixteen consecutive quarterly installments, comprising twelve installments of $2,000,000 followed by four installments of $750,000 each and by a balloon payment of $7,000,000 payable together with the last installment in December 2025. The loan bears interest at LIBOR plus a margin of 2.80%. The loan is secured with the following: (i) first priority mortgage over M/V “Marcos V”, (ii) first assignment of earnings and insurance of the abovementioned vessel and (iii) other covenants and guarantees similar to the remaining loans of the Company. The security cover ratio covenant for this facility stands at 120%. The Company paid loan arrangement fees of $300,000 for this loan.

(h)

On September 30, 2019, Euroseas signed an agreement with Colby Trading Ltd. (“Colby”), a company controlled by the Pittas family and affiliated with the Company’s Chief Executive Officer, as supplemented on December 20, 2019 and March 30, 2020, to draw down a $2.5 million loan to finance the special survey and WBT system installation on M/V “Akinada Bridge”. Interest on the loan was 8% per annum and was payable quarterly. The loan was payable in four repayment installments of a principal amount of $625,000 each, maturing by November 2020. The first repayment instalment was paid on May 15, 2020 and the remaining three installments, which were payable on a quarterly basis, were rescheduled to be paid at the maturity of the loan in November 2020. Under certain limited circumstances, the Company could pay principal in equity, and the loan was convertible in common stock of the Company at the option of the lender at certain times. The Company paid $51,111 and $160,035 on interest for the years ended December 31, 2019 and 2020, respectively. On November 24, 2020, Colby exercised its right to convert the outstanding balance of the loan of $1,875,000 into the Company’s common shares as per the terms of the loan agreement. As a result, on November 25, 2020, the Company issued 702,247 shares to Colby. The conversion price was the lowest closing price over the fifteen business days prior to the conversion notice as per the terms of the loan, amounting to approximately $2.67 per share. The Company incurred a loss on the extinguishment of the above debt of $491,571, deriving from the difference between the conversion price and the closing price of the Company’s common shares on the Nasdaq Capital Market on the date of issuance of approximately $3.37 per share. The specific amount was recorded under “Loss on debt extinguishment” in the consolidated statement of operations for the year ended December 31, 2020.

On November 1, 2019, Euroseas signed a second agreement with Colby, as supplemented on November 15, 2020, to draw another $2.5 million loan to finance working capital needs. Interest on the loan was 8% per annum and was payable quarterly. This loan was fully repaid upon its maturity on March 31, 2021. The Company paid $33,333, $201,248 and $50,000 on interest for this loan for the years ended December 31, 2019, 2020 and 2021, respectively.

In addition to the terms specific to each bank loan described above, all the above bank loans are secured with a pledge of all the issued shares of each borrower.

The bank loan agreements also contain covenants such as minimum requirements regarding the security cover ratio covenant (the ratio of fair value of vessel to outstanding loan less cash in retention accounts), restrictions as to changes in management and ownership of the ship-owning companies, distribution of profits or assets (i.e. not permitting dividend payment or other distributions in cases that an event of default has occurred), additional indebtedness and mortgage of vessels without the lender’s prior consent, sale of vessels, maximum fleet-wide leverage, sale of capital stock of the Company’s subsidiaries, ability to make investments and other capital expenditures, entering in mergers or acquisitions, minimum cash balance requirements and minimum cash retention accounts (restricted cash). The loan agreements also require the Company to make deposits in retention accounts with certain banks that can only be used to pay the current loan installments. Minimum cash balance requirements are in addition to cash held in retention accounts. These cash deposits amounted to $2,245,010 and $4,967,285 as of December 31, 2020 and 2021, respectively, and are included in “Restricted cash” under “Current assets” and “Long-term assets” in the consolidated balance sheets. As of December 31, 2021, all the debt covenants are satisfied.

Interest expense for the years ended December 31, 2019, 2020 and 2021 amounted to $3,219,471, $3,836,985 and $2,556,237 respectively.